SUMMARY OF DEBT COMPONENT (Details) $ in Thousands, $ in Thousands			6 Months Ended			12 Months Ended
	Jul. 30, 2020 USD ($)	Jul. 30, 2020 CAD ($)	Jun. 30, 2021 USD ($)		Jun. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Convertible debentures			$ 7,283
Value of shares issued to settle interest payable			(727)			$ (588)	[1]
Convertible debentures			8,429			7,283
Secured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertible debentures			7,283		$ 9,299
Proceeds on issuance of Debenture		$ 17,910				13,334		17,910
Transaction costs paid	$ 572	$ 768				(572)		(768)
Portion allocated to equity - conversion option and other features						(6,464)		(8,683)
Interest expense			1,632		2,027	1,222		1,594
Value of shares issued to settle interest payable			(727)	[1]	(888)	(588)		(754)
Exchange differences			241			351
Convertible debentures			$ 8,429		$ 10,438	$ 7,283		$ 9,299

[1]	The Company elected to pay the December 31, 2020 and June 30, 2021 interest payments on the Debentures (Note 9) in common shares valued at C$754 ($588) and C$888 ($727) respectively.